Note 12 - Income Tax - Summary of Income (Loss) Before Income Taxes From Continuing Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cayman Islands	$ 277	$ (7,371)	$ (4,156)
Foreign	2,952	2,236	2,228
INCOME (LOSS) BEFORE INCOME TAX	$ 3,229	$ (5,135)	$ (1,928)